Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 28,507	$ 18,374
Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,934	1,111
Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	26,573	17,214
Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	28,507	18,374
Financial liabilities not measured at fair value | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,934	1,111
Financial liabilities not measured at fair value | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	26,573	17,214
Share Warrant Obligations
Disclosure of financial liabilities [line items]
Financial liabilities	22,029
Financial liabilities.
Disclosure of financial liabilities [line items]
Financial liabilities	$ 22,029
Previously stated
Disclosure of financial liabilities [line items]
Financial liabilities		20,759
Previously stated | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49
Previously stated | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		1,111
Previously stated | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		19,599
Previously stated | Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities		20,759
Previously stated | Financial liabilities not measured at fair value | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities		49
Previously stated | Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		1,111
Previously stated | Financial liabilities not measured at fair value | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		$ 19,599